Multiemployer Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Southland Holdings Llc [Member]
Schedule of multiemployer plans

Plan	EIN/ Pension Plan #	Latest 5500 Year Ending	Pension Protection Act Zone Status - 2021 (a)	Pension Protection Act Zone Status 2020 (a)	FIP/RP Status Pending / Implemented (b)	2021 Contributions (Amounts in thousands)	2020 Contributions (Amounts in thousands)	Surcharge Imposed	Expiration Date of CBA
A	91-6123688	7/1/2020	G	G	No	$2,564	$608	No	6/30/2022
B	91-6028571	12/31/2020	G	Non-reply	No	616	143	No	5/31/2022
C	91-6029051	12/31/2020	G	G	No	507	116	No	5/31/2022
D	51-6102576	12/31/2020	G	G	FIP Implemented	519	104	No	6/30/2022
E	13-1809825	12/31/2020	G	G	No	324	79	No	4/30/2026
F	43-6108379	3/31/2021	G	G	No	77	60	No	4/30/2026
G	95-6042866	5/31/2021	G		No	87	—	No	6/30/2022
H	25-1283169	12/31/2019	G		No	70	—	No	3/31/2022
I	11-6245313	2/28/2021	R		FIP Implemented	225	—	No	6/30/2022
J	51-0174276	6/3/2019		G	No	—	55	No	6/30/2021
K	43-6130595	1/31/2020		G	No	—	45	No	3/31/2021
L	15-0614642	3/31/2019		R	RP Implemented	—	—	No	6/30/2021
	All Others					868	297	No	Various
						$5,857	$1,507

Southland Holding Llc [Member]
Schedule of cash and cash equivalents

(Amounts in thousands)	June 30, 2022	December 31, 2021
Cash and cash equivalents at beginning of period	$63,342	$30,889
Restricted cash at beginning of period	47,900	149,507
Cash, cash equivalents, and restricted cash at beginning of period	$111,242	180,396

Cash and cash equivalents at end of period	$46,116	$63,342
Restricted cash at end of period	13,370	47,900
Cash, cash equivalents, and restricted cash at end of period	$59,486	111,242